Consolidated Statements Of Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Stockholders' Equity [Abstract]
Change in funded status under topic 715, income taxes	$ (25)	$ (2,086)	$ (5)
Change in value of derivative instruments, income taxes	$ 323	$ 211	$ (534)